(7) Warrants: Schedule of Warrants, Oustanding and Exercisable (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Schedule of Warrants, Oustanding and Exercisable

The following tables summarize information about warrants outstanding and exercisable at December 31, 2012:

Range of Exercise Prices	Number of Shares Outstanding	Weighted Average Remaining in Contractual Life in Years	Outstanding Warrants Weighted Average Exercise Price	Number of Warrants Exercisable	Exercisable Warrants Weighted Average Exercise Price
$0.30 to $0.75	501,667	1.54	$ 0.50	501,667	$ 0.50
$0.91 to $1.84	1,341,898	2.84	$ 1.37	1,141,898	$ 1.44
$1.85 to $2.00	611,041	0.27	$ 1.96	611,041	$ 1.96
$0.30 to $2.00	2,454,606	1.85	$ 1.34	2,254,606	$ 1.37